Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 7,844	$ 7,780
Costs
Purchased power (includes $2,314 related party costs; 2022 - $2,396) (Note 28)	3,652	3,724
Operation, maintenance and administration (Note 28)	1,354	1,258
Depreciation, amortization and asset removal costs (Note 4)	996	966
Total costs	6,002	5,948
Income (loss) before financing charges and income tax expense	1,842	1,832
Financing charges (Note 5)	570	486
Income before income tax expense	1,272	1,346
Income tax expense (Note 6)	178	288
Net income	1,094	1,058
Other comprehensive (loss) income (Note 7)	(14)	23
Comprehensive income	1,080	1,081
Net income attributable to:
Noncontrolling interest (Note 27)	9	8
Common shareholders, basic	1,085	1,050
Common shareholders, diluted	1,085	1,050
Net income	1,094	1,058
Comprehensive income attributable to:
Noncontrolling interest (Note 27)	9	8
Common shareholders	1,071	1,073
Comprehensive income	$ 1,080	$ 1,081
Earnings per common share (Note 25)
Basic (in dollars per share)	$ 1.81	$ 1.75
Diluted (in dollars per share)	1.81	1.75
Dividends per common share declared (Note 24) (in dollars per share)	$ 1.17	$ 1.11
Distribution [Member]
Revenues
Revenues	$ 5,582	$ 5,660
Transmission [Member]
Revenues
Revenues	2,214	2,077
Other Revenue [Member]
Revenues
Revenues	$ 48	$ 43